PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2017
Cost
Balance, January 1, 2017	$69,373	$504,186	$997,993	$167,651	$50,607	$1,789,810
Additions	630	7,515	17,565	10,852	55,640	92,202
Additions through business acquisitions	—	29	4,153	356	—	4,538
Transfers	—	2,601	25,062	1,195	(28,858)	—
Disposals	—	(1,933)	(4,799)	(4,414)	—	(11,146)
Balance, December 31, 2017	$70,003	$512,398	$1,039,974	$175,640	$77,389	$1,875,404

Accumulated depreciation
Balance, January 1, 2017	$—	$132,976	$483,742	$96,209	$—	$712,927
Depreciation	—	24,719	92,904	18,610	—	136,233
Disposals	—	(655)	(4,799)	(4,120)	—	(9,574)
Balance, December 31, 2017	$—	$157,040	$571,847	$110,699	$—	$839,586
Carrying amount, December 31, 2017	$70,003	$355,358	$468,127	$64,941	$77,389	$1,035,818

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2016
Cost
Balance, January 3, 2016	$65,687	$439,276	$903,502	$156,492	$75,576	$1,640,533
Additions	2,727	17,390	46,165	9,870	50,607	126,759
Additions through business acquisitions	839	17,672	12,651	617	—	31,779
Transfers from assets held for sale	120	3,855	—	248	—	4,223
Transfers	—	28,028	45,140	2,408	(75,576)	—
Disposals	—	(2,035)	(9,465)	(1,984)	—	(13,484)
Balance, January 1, 2017	$69,373	$504,186	$997,993	$167,651	$50,607	$1,789,810

Accumulated depreciation
Balance, January 3, 2016	$—	$109,204	$404,663	$82,277	$—	$596,144
Depreciation	—	22,828	86,242	15,668	—	124,738
Transfers from assets held for sale	—	1,732	—	248	—	1,980
Disposals	—	(788)	(7,163)	(1,984)	—	(9,935)
Balance, January 1, 2017	$—	$132,976	$483,742	$96,209	$—	$712,927
Carrying amount, January 1, 2017	$69,373	$371,210	$514,251	$71,442	$50,607	$1,076,883

Assets not yet utilized in operations include expenditures incurred to date for plant expansions which are still in process, and equipment not yet placed into service as at the end of the reporting period.

During fiscal 2016, the Company ceased to classify certain property and equipment as held for sale since the criteria for this classification were no longer met. The Company transferred these assets to property, plant and equipment at the lower of their carrying amounts as adjusted for depreciation not recognized during the period the assets were held for sale, and their recoverable amount.

As at December 31, 2017, there were contractual purchase obligations outstanding of approximately $46.2 million for the acquisition of property, plant and equipment compared to $44.7 million as of January 1, 2017.